COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITEMENTS AND CONTINGENCIES [abstract]
Schedule of capital commitments	As at December 31, 2020, the Group had the following capital commitments, principally for the construction of property, plant and equipment:
	2019	2020
Contracted, but not provided for(1)	64,542	30,856

Schedule of capital commitments of a joint venture	Capital commitments of a joint venture:
	2019	2020
Contracted, but not provided for	344	800